Capital Stock - Additional Information, Stock-based compensation of Subsidiaries (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)					0	2,620,000	1,052,000
Stock option per share value (dollars per share)					$ 0	$ 3.98	$ 8.67
Non-Management Directors | Teekay LNG
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period					29,595	35,419	17,498
Non-Management Directors | Teekay Offshore Teekay LNG and Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture					$ 0.6	$ 0.7	$ 0.5
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards					203,468	111,808	79,869
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)					3 years
Stock options granted (in shares)					0	2,620,582	1,048,916
Stock option, term (in years)					10 years
Stock Options | Officer | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Stock options granted (in shares)		218,223	92,041
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 8.00	$ 9.76		$ 8.00
Stock option, term (in years)	10 years
Stock Options | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)		58,843	63,012
Stock option per share value (dollars per share)		$ 8.00	$ 9.76
Stock option, term (in years)				10 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards					986,314	831,118	625,878
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture					$ 3.1	$ 3.3	$ 5.4
Vesting period (in years)					3 years
Restricted Stock Units | Teekay LNG
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	243,940	80,100	62,283
Restricted Stock Units | Teekay Offshore Teekay LNG and Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 6.2	$ 2.0	$ 2.1
Vesting period (in years)					3 years
Common Class A | Restricted Stock Units | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	182,120	99,064	95,330
2007 LTIP [Member] | Common Class A | Non-Management Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period						19,918
2007 LTIP [Member] | Common Class A | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period					13,125		21,004